Note 6 - Income Taxes - Net Operating Loss Carryforwards (Details)	12 Months Ended
Sep. 30, 2018 USD ($)
Tax Year 2018 [Member]
NOL carryforward	$ 2,120,000
Tax Year 2016 [Member]
NOL carryforward	$ 82,820
Year Expires	Sep. 30, 2036